Share-based Compensation (Details 2)		1 Months Ended	12 Months Ended
	Dec. 20, 2013 $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Additional disclosures
Share-based compensation charge | ¥				¥ 1,193,945,000		¥ 4,249,548,000		¥ 261,173,000
Employees | Non-vested ordinary shares
Number of Shares
Unvested at the beginning of the year (in shares)			0	0				2,829,080
Vested (in shares)								(2,320,633)
Forfeited (in shares)								(508,447)
Unvested at the end of the year (in shares)					0	0
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares			$ 0				$ 0.24
Vested (in dollars per share) | $ / shares							0.24
Forfeited (in dollars per share) | $ / shares							0.24
Unvested at the end of the year (in dollars per share) | $ / shares					$ 0
Additional disclosures
Share-based compensation charge | ¥				¥ 0		¥ 0		¥ 1,142,000
Employees | Non-vested ordinary shares | Minimum
Share-based compensation
Year in which shares are vested			3 years	3 years
Employees | Non-vested ordinary shares | Maximum
Share-based compensation
Year in which shares are vested			6 years	6 years
Employees | RSUs | Minimum
Share-based compensation
Year in which shares are vested			3 years	3 years
Employees | RSUs | Maximum
Share-based compensation
Year in which shares are vested			6 years	6 years
Employees | RSUs | Vesting Based On Service
Number of Shares
Unvested at the beginning of the year (in shares)			31,703,526	31,703,526	27,150,848	27,150,848		30,818,337
Granted (in shares)			18,295,642	18,295,642	14,588,400	14,588,400		15,075,413
RSUs exchanged in connection with the share option exchange program (in shares)								(7,954,526)
Vested (in shares)			(7,130,556)	(7,130,556)	(6,385,905)	(6,385,905)		(6,365,824)
Forfeited (in shares)			(3,934,276)	(3,934,276)	(3,649,817)	(3,649,817)		(4,422,552)
Unvested at the end of the year (in shares)		27,150,848	38,934,336	38,934,336	31,703,526	31,703,526		27,150,848
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares			$ 5.77		$ 3.77		3.65
Granted (in dollars per share) | $ / shares			14.37		8.43		3.95
RSUs exchanged in connection with the share option exchange program (in dollars per share) | $ / shares							3.83
Vested (in dollars per share) | $ / shares			4.96		3.71		3.62
Forfeited (in dollars per share) | $ / shares			9.73		5.07		3.66
Unvested at the end of the year (in dollars per share) | $ / shares		$ 3.77	$ 9.56		$ 5.77		3.77
Additional disclosures
Share-based compensation charge | ¥				¥ 690,742,000		¥ 386,632,000		¥ 254,124,000
Unrecognized share-based compensation expense related to awards other than options | ¥									¥ 1,649,328,000
Weighted-average period over which share-based compensation expense is expected to be recognized			5 years 1 month 6 days	5 years 1 month 6 days
Employees | RSUs | Vesting Based On Performance
Number of Shares
Unvested at the beginning of the year (in shares)			1,466,658	1,466,658
Granted (in shares)			0	0	1,515,151	1,515,151		0
Vested (in shares)			(188,936)	(188,936)
Forfeited (in shares)			(401,358)	(401,358)	(48,493)	(48,493)
Unvested at the end of the year (in shares)			876,364	876,364	1,466,658	1,466,658
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares			$ 6.33
Granted (in dollars per share) | $ / shares					$ 6.33
Vested (in dollars per share) | $ / shares			6.33
Forfeited (in dollars per share) | $ / shares			6.33		6.33
Unvested at the end of the year (in dollars per share) | $ / shares			$ 6.33		6.33
Additional disclosures
Share-based compensation charge | ¥				¥ 4,630,000		¥ 14,124,000		¥ 0
Unrecognized share-based compensation expense related to awards other than options | ¥									7,788,000
Weighted-average period over which share-based compensation expense is expected to be recognized			3 years 1 month 6 days	3 years 1 month 6 days
Employees | Employee options
Number of share options
Exercised								0
Additional disclosures
Share-based compensation charge | ¥				¥ 103,962,000		¥ 115,469,000		¥ 4,007,000
Weighted average grant date fair value of options granted | $ / shares			$ 5.59		$ 4.48		$ 1.94
Unrecognized share-based compensation expense related to options | ¥									¥ 271,059,000
Weighted-average period over which share-based compensation expense is expected to be recognized			5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value | $			$ 29,522,000		$ 6,648,000
Cash received from the exercises of share options | $			12,332,000		0
Cash Receivable From Stock Option Exercises | $			$ 1,992,000		$ 3,365,000
Assumptions used to calculate estimated fair value of each option grant
Exercise multiples					2.8	2.8		2.8
Expected dividend yield (as a percent)			0.00%	0.00%
Expected term (in years)			10 years	10 years
Fair value of the underlying shares on the date of option grants (in dollars) | $		$ 3.96					$ 3.96
Employees | Employee options | Minimum
Share-based compensation
Year in which shares are vested			3 years	3 years
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)			33.00%	33.00%	52.00%	52.00%		47.00%
Risk-free interest rate (per annum) (as a percent)			2.17%	2.17%	2.42%	2.42%		1.83%
Exercise multiples			2.0	2.0
Expected term (in years)			10 years	10 years				7 years 4 months 24 days
Fair value of the underlying shares on the date of option grants (in dollars) | $			$ 11.57		$ 6.33
Employees | Employee options | Maximum
Share-based compensation
Year in which shares are vested			6 years	6 years
Assumptions used to calculate estimated fair value of each option grant
Expected volatility (as a percent)			50.00%	50.00%	53.00%	53.00%		50.00%
Risk-free interest rate (per annum) (as a percent)			2.65%	2.65%	3.50%	3.50%		2.91%
Exercise multiples			2.8	2.8
Expected term (in years)					10 years	10 years		10 years
Fair value of the underlying shares on the date of option grants (in dollars) | $			$ 14.69		$ 12.51
Employees | Employee options | Vesting Based On Service
Number of share options
Outstanding at the beginning of the year (in shares)			26,201,252	26,201,252	26,912,328	26,912,328
Granted (in shares)			5,652,500	5,652,500	2,745,000	2,745,000		3,048,750
Share options exchanged in connection with the share option exchange program								23,863,578
Exercised			(2,694,404)	(2,694,404)	(849,844)	(849,844)
Forfeited or cancelled (in shares)			(1,724,726)	(1,724,726)	(2,606,232)	(2,606,232)
Expired (in shares)			0	0
Outstanding at the end of the year (in shares)		26,912,328	27,434,622	27,434,622	26,201,252	26,201,252		26,912,328
Vested and expected to vest at the end of the year (in shares)			24,691,160						24,691,160
Exercisable at the end of the year (in shares)			7,250,546						7,250,546
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares			$ 4.37		$ 3.96
Granted (in dollars per share) | $ / shares			13.17		8.20		$ 3.96
Share options exchanged in connection with the share option exchange program (in dollars per share) | $ / shares							3.96
Exercised (in dollars per share) | $ / shares			4.07		3.96
Forfeited or cancelled (in dollars per share) | $ / shares			6.07		4.31
Outstanding at the end of the year (in dollars per share) | $ / shares		$ 3.96	6.10		$ 4.37		$ 3.96
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares			6.10
Expired (in dollars per share) | $ / shares			0.00
Exercisable at the end of the year (in dollars per share) | $ / shares			$ 4.08
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year			8 years 1 month 6 days	8 years 1 month 6 days	8 years 6 months	8 years 6 months		9 years 4 months 24 days
Vested and expected to vest at the end of the year			8 years 1 month 6 days	8 years 1 month 6 days
Exercisable at the end of the year			7 years 4 months 24 days	7 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $			$ 275,040,000		$ 189,729,000
Vested and expected to vest at the end of the year (in dollars) | $			247,536,000
Exercisable at the end of the year (in dollars) | $			$ 87,394,000
Share option exchange program | Minimum
Share-based compensation
Year in which shares are vested	1 year
Share option exchange program | Maximum
Share-based compensation
Year in which shares are vested	6 years
Share option exchange program | RSUs
Number of Shares
RSUs exchanged in connection with the share option exchange program (in shares)	(7,954,526)	(7,954,526)
Share option exchange program | Employee options
Weighted-Average Grant-Date Fair Value
RSUs exchanged in connection with the share option exchange program (in dollars per share) | $ / shares	$ 3.96
Number of share options
Granted (in shares)	23,863,578
Share option exchange program | Employees | Employee options
Number of share options
Share options exchanged in connection with the share option exchange program		23,863,578
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares		$ 3.96